Transactions with Related Parties - Unaudited Condensed Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Liabilities:
Due to related parties	$ 9,656	$ 16,095
Deferred revenue - current (e)	21,795	19,986
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	8,678	15,126
Management fee payable to CSM (b)
Liabilities:
Due to related parties	978	969
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	4,372	2,925
Total liabilities	$ 14,028	$ 19,020